SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.85	0.96	0.91
Average for Period	0.89	0.92	0.92
Beginning of Period	0.96	0.91	0.93
Low	0.84	0.89	0.89
High	0.98	0.96	0.96